FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets:
Derivative assets	$ 3,485	$ 1,117
Total financial assets	3,485	1,117
Liabilities:
Payment obligation in connection with acquisitions	7,130	7,653
Derivative liabilities	10	84
Convertible debt	25,316	29,526
Total financial liabilities	32,456	37,263
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible debt	25,316	29,526
Total financial liabilities	25,316	29,526
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	3,485	1,117
Total financial assets	3,485	1,117
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	10	84
Convertible debt
Total financial liabilities	10	84
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	7,130	7,653
Derivative liabilities
Convertible debt
Total financial liabilities	$ 7,130	$ 7,653